Pay vs Performance Disclosure pure in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Jan. 01, 2022 USD ($)	Jan. 02, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Disclosure
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, the following disclosure summarizes the relationship between the “compensation actually paid” (as calculated pursuant to Item 402(v)) by our company to our principal executive officer (who we refer to as our PEO or our chief executive officer) and our non-PEO named executive officers (who we refer to as our other named executive officers) and the financial performance of our company over a three-year performance period. “Compensation actually paid” does not necessarily reflect value actually realized by our chief executive officer or the other named executive officers or how our compensation committee evaluates compensation decisions in light of company or individual performance. For a discussion of how our compensation committee seeks to align pay with performance when making compensation decisions, please review the Compensation Discussion and Analysis beginning on page 30.
The “compensation actually paid” amounts do not reflect the actual amount of compensation earned by or paid to our named executive officers during the applicable years but instead are amounts determined in accordance with Item 402(v). For example, the value of any shares of common stock that an executive actually receives in respect of performance share long-term incentive awards will ultimately depend on whether and at what level financial performance metrics are attained following the completion of the three-year performance period and the stock price at the time of issuance of the shares of common stock, if any, following vesting. Therefore, until the time of vesting, such awards remain at risk of forfeiture, reduction in the amount of shares earned and the value of the shares earned. “Compensation actually paid” is influenced by numerous factors, including but not limited to the timing of new grant issuances and outstanding grant vesting, share price volatility during the fiscal year, our mix of short-term and long-term incentives, and many other factors.
	Summary Compen- sation Table Total for First PEO (Romanzi)	Summary Compen- sation Table Total for Second PEO (Wenner)	Summary Compen- sation Table Total for Third PEO (Keller)	Compen- sation Actually Paid to First PEO (Romanzi)	Compen- sation Actually Paid to Second PEO (Wenner)	Compen- sation Actually Paid to Third PEO (Keller)	Average of Summary Compen- sation Table for non- PEO NEOs	Average Compen- sation Actually Paid to non- PEO NEOs	Value of Initial Fixed $100 Investment Based On:
Year(1)									Total Shareholder Return(2)	Peer Group Total Shareholder Return(3)	Net Income (Loss)(4)	Adjusted EBITDA(5)
											(in thousands)
2022	N/A	N/A	$2,413,274	N/A	N/A	$129,352	$908,415	$224,231	$76	$129	$(11,370)	$300,963
2021	N/A	$1,291,748	$6,040,794	N/A	$1,291,748	$2,570,942	$891,725	$1,053,237	$194	$118	$67,363	$357,984
2020	$5,113,323	$370,536	N/A	$7,652,148	$331,452	N/A	$1,365,266	$2,795,471	$165	$105	$131,988	$361,247

(1)
The named executive officers included in the table above were:

Year	Principal Executive Officers (PEO)	Non-PEO Named Executive Officers
2022	Kenneth C. Keller	Bruce C. Wacha, Scott E. Lerner, Erich A. Fritz, Jordan E. Greenberg, Ellen M. Schum
2021	David L. Wenner, Kenneth C. Keller	Bruce C. Wacha, Scott E. Lerner, Erich A. Fritz, Jordan E. Greenberg
2020	Kenneth G. Romanzi, David L. Wenner	Bruce C. Wacha, Scott E. Lerner, Erich A. Fritz, Jordan E. Greenberg

(2)
Total shareholder return assumes that dividends were reinvested on the day of issuance.

(3)
The peer group used in this disclosure is the S&P Packaged Foods & Meats Index, which is the same peer group used in Part II, Item 5 of our 2022 annual report.

(4)
Net income (loss) as reported in our company’s consolidated statements of operations in our 2022 annual report.

(5)
Adjusted EBITDA was determined to be the most important financial performance measure linking “compensation actually paid” to our company’s performance for 2022 and therefore was selected as the 2022 “company selected measure” as defined in Item 402(v). Adjusted EBITDA and how it is used in our incentive programs is discussed in the Compensation Discussion and Analysis beginning on page 30. Adjusted EBITDA is a non-GAAP financial measure. Please see also the discussion within Item 7, “Management’s Discussion and Analysis of Financial Condition and Results of Operations” in our 2022 annual report for a more detailed discussion of adjusted EBITDA and a reconciliation of adjusted EBITDA with the most directly comparable GAAP measures, along with the components of adjusted EBITDA.

The table below describes the adjustments, each of which is required by SEC rules, to calculate “compensation actually paid” from the summary compensation table totals for the three PEOs and our non-PEO named executive officers.
	2022		2021			2020
Adjustments(1)	Third PEO	Other NEOs	Third PEO	Second PEO	Other NEOs	Second PEO	First PEO	Other NEOs
Summary Compensation Table (SCT) Total	$2,413,274	$908,415	$6,040,794	$1,291,748	$891,725	$370,536	$5,113,323	$1,365,266
Adjustments for stock awards and option awards
(Deduct): Aggregate value for stock awards and option awards included in SCT total for the covered fiscal year	(1,304,964)	(295,510)	(4,749,056)	(374,997)	(328,744)	—	(968,641)	(282,252)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	156,356	28,647	1,272,434	—	89,171	—	927,702	881,547
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	(1,146,488)	(29,484)	—	—	161,005	—	1,599,709	760,115
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	—	9,993	—	374,997	—	—	548,278	—
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	(20,093)	(450,488)	—	—	204,831	—	574,201	138,751
(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	—	—	—	—	—	—	(199,158)	—
Add: Dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the SCT total for the covered fiscal year	31,266	13,007	6,770	—	12,346	—	73,860	8,556
Adjustments for defined benefit pension plans
(Deduct): Aggregate change in actuarial present value included in SCT total for the covered fiscal year	—	(3,206)	—	—	(18,823)	(39,084)	(57,438)	(104,128)
Add: Service cost for the covered fiscal year	—	42,857	—	—	41,725	—	40,312	27,615
Add: Prior service cost for the covered fiscal year	—	—	—	—	—	—	—	—
“Compensation Actually Paid”	$129,352	$224,231	$2,570,942	$1,291,748	$1,053,237	$331,452	$7,652,148	$2,795,471

(1)
The assumptions we used to calculate the values for restricted stock and performance share awards included in the calculation of “compensation actually paid” did not differ materially from those used to calculate grant date fair value for such awards. The assumptions we used to calculate the value for stock options did not differ materially from those used to calculate grant date fair value for such awards; we used a Black-Scholes value as of the applicable year-end or vesting date, determined using the same methodology we use to determine grant date fair value, except that (a) we used the closing stock price on the applicable revaluation date as the current market price, (b) and switched away from the simplified method for determining expected life and adjusted to or towards the full remaining contractual life because all of the stock options were significantly underwater at the applicable valuation date or vesting date. Amounts in the table may not foot due to rounding.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(1)
The named executive officers included in the table above were:

Year	Principal Executive Officers (PEO)	Non-PEO Named Executive Officers
2022	Kenneth C. Keller	Bruce C. Wacha, Scott E. Lerner, Erich A. Fritz, Jordan E. Greenberg, Ellen M. Schum
2021	David L. Wenner, Kenneth C. Keller	Bruce C. Wacha, Scott E. Lerner, Erich A. Fritz, Jordan E. Greenberg
2020	Kenneth G. Romanzi, David L. Wenner	Bruce C. Wacha, Scott E. Lerner, Erich A. Fritz, Jordan E. Greenberg

Peer Group Issuers, Footnote [Text Block]	The peer group used in this disclosure is the S&P Packaged Foods & Meats Index, which is the same peer group used in Part II, Item 5 of our 2022 annual report. (4)
Adjustment To PEO Compensation, Footnote [Text Block]
The table below describes the adjustments, each of which is required by SEC rules, to calculate “compensation actually paid” from the summary compensation table totals for the three PEOs and our non-PEO named executive officers.
	2022		2021			2020
Adjustments(1)	Third PEO	Other NEOs	Third PEO	Second PEO	Other NEOs	Second PEO	First PEO	Other NEOs
Summary Compensation Table (SCT) Total	$2,413,274	$908,415	$6,040,794	$1,291,748	$891,725	$370,536	$5,113,323	$1,365,266
Adjustments for stock awards and option awards
(Deduct): Aggregate value for stock awards and option awards included in SCT total for the covered fiscal year	(1,304,964)	(295,510)	(4,749,056)	(374,997)	(328,744)	—	(968,641)	(282,252)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	156,356	28,647	1,272,434	—	89,171	—	927,702	881,547
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	(1,146,488)	(29,484)	—	—	161,005	—	1,599,709	760,115
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	—	9,993	—	374,997	—	—	548,278	—
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	(20,093)	(450,488)	—	—	204,831	—	574,201	138,751
(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	—	—	—	—	—	—	(199,158)	—
Add: Dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the SCT total for the covered fiscal year	31,266	13,007	6,770	—	12,346	—	73,860	8,556
Adjustments for defined benefit pension plans
(Deduct): Aggregate change in actuarial present value included in SCT total for the covered fiscal year	—	(3,206)	—	—	(18,823)	(39,084)	(57,438)	(104,128)
Add: Service cost for the covered fiscal year	—	42,857	—	—	41,725	—	40,312	27,615
Add: Prior service cost for the covered fiscal year	—	—	—	—	—	—	—	—
“Compensation Actually Paid”	$129,352	$224,231	$2,570,942	$1,291,748	$1,053,237	$331,452	$7,652,148	$2,795,471

(1)
	The assumptions we used to calculate the values for restricted stock and performance share awards included in the calculation of “compensation actually paid” did not differ materially from those used to calculate grant date fair value for such awards. The assumptions we used to calculate the value for stock options did not differ materially from those used to calculate grant date fair value for such awards; we used a Black-Scholes value as of the applicable year-end or vesting date, determined using the same methodology we use to determine grant date fair value, except that (a) we used the closing stock price on the applicable revaluation date as the current market price, (b) and switched away from the simplified method for determining expected life and adjusted to or towards the full remaining contractual life because all of the stock options were significantly underwater at the applicable valuation date or vesting date.
Non-PEO NEO Average Total Compensation Amount	$ 908,415	$ 891,725	$ 1,365,266
Non-PEO NEO Average Compensation Actually Paid Amount	$ 224,231	1,053,237	2,795,471
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
The table below describes the adjustments, each of which is required by SEC rules, to calculate “compensation actually paid” from the summary compensation table totals for the three PEOs and our non-PEO named executive officers.
	2022		2021			2020
Adjustments(1)	Third PEO	Other NEOs	Third PEO	Second PEO	Other NEOs	Second PEO	First PEO	Other NEOs
Summary Compensation Table (SCT) Total	$2,413,274	$908,415	$6,040,794	$1,291,748	$891,725	$370,536	$5,113,323	$1,365,266
Adjustments for stock awards and option awards
(Deduct): Aggregate value for stock awards and option awards included in SCT total for the covered fiscal year	(1,304,964)	(295,510)	(4,749,056)	(374,997)	(328,744)	—	(968,641)	(282,252)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	156,356	28,647	1,272,434	—	89,171	—	927,702	881,547
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	(1,146,488)	(29,484)	—	—	161,005	—	1,599,709	760,115
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	—	9,993	—	374,997	—	—	548,278	—
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	(20,093)	(450,488)	—	—	204,831	—	574,201	138,751
(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	—	—	—	—	—	—	(199,158)	—
Add: Dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the SCT total for the covered fiscal year	31,266	13,007	6,770	—	12,346	—	73,860	8,556
Adjustments for defined benefit pension plans
(Deduct): Aggregate change in actuarial present value included in SCT total for the covered fiscal year	—	(3,206)	—	—	(18,823)	(39,084)	(57,438)	(104,128)
Add: Service cost for the covered fiscal year	—	42,857	—	—	41,725	—	40,312	27,615
Add: Prior service cost for the covered fiscal year	—	—	—	—	—	—	—	—
“Compensation Actually Paid”	$129,352	$224,231	$2,570,942	$1,291,748	$1,053,237	$331,452	$7,652,148	$2,795,471

(1)
	The assumptions we used to calculate the values for restricted stock and performance share awards included in the calculation of “compensation actually paid” did not differ materially from those used to calculate grant date fair value for such awards. The assumptions we used to calculate the value for stock options did not differ materially from those used to calculate grant date fair value for such awards; we used a Black-Scholes value as of the applicable year-end or vesting date, determined using the same methodology we use to determine grant date fair value, except that (a) we used the closing stock price on the applicable revaluation date as the current market price, (b) and switched away from the simplified method for determining expected life and adjusted to or towards the full remaining contractual life because all of the stock options were significantly underwater at the applicable valuation date or vesting date.
Tabular List [Table Text Block]
Financial Performance Measures.   The following table lists the three financial performance measures that, in our company’s assessment, represent the most important performance measures used to link “compensation actually paid” to our named executive officers to our company’s performance for 2022.
Adjusted EBITDA (non-GAAP)
Excess Cash (non-GAAP)
Cumulative Excess Cash (non-GAAP)

Total Shareholder Return Amount	$ 76	194	165
Peer Group Total Shareholder Return Amount	129	118	105
Net Income (Loss)	$ (11,370,000)	$ 67,363,000	$ 131,988,000
Company Selected Measure Amount	300,963	357,984	361,247
PEO Name	Kenneth C. Keller
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA (non-GAAP)
Non-GAAP Measure Description [Text Block]
(1)
The named executive officers included in the table above were:

Year	Principal Executive Officers (PEO)	Non-PEO Named Executive Officers
2022	Kenneth C. Keller	Bruce C. Wacha, Scott E. Lerner, Erich A. Fritz, Jordan E. Greenberg, Ellen M. Schum
2021	David L. Wenner, Kenneth C. Keller	Bruce C. Wacha, Scott E. Lerner, Erich A. Fritz, Jordan E. Greenberg
2020	Kenneth G. Romanzi, David L. Wenner	Bruce C. Wacha, Scott E. Lerner, Erich A. Fritz, Jordan E. Greenberg

(2)
Total shareholder return assumes that dividends were reinvested on the day of issuance.

(3)
The peer group used in this disclosure is the S&P Packaged Foods & Meats Index, which is the same peer group used in Part II, Item 5 of our 2022 annual report.

(4)
Net income (loss) as reported in our company’s consolidated statements of operations in our 2022 annual report.

(5)
Adjusted EBITDA was determined to be the most important financial performance measure linking “compensation actually paid” to our company’s performance for 2022 and therefore was selected as the 2022 “company selected measure” as defined in Item 402(v). Adjusted EBITDA and how it is used in our incentive programs is discussed in the Compensation Discussion and Analysis beginning on page 30. Adjusted EBITDA is a non-GAAP financial measure. Please see also the discussion within Item 7, “Management’s Discussion and Analysis of Financial Condition and Results of Operations” in our 2022 annual report for a more detailed discussion of adjusted EBITDA and a reconciliation of adjusted EBITDA with the most directly comparable GAAP measures, along with the components of adjusted EBITDA.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Excess Cash (non-GAAP)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Cumulative Excess Cash (non-GAAP)
Kenneth C. Keller [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 2,413,274	$ 6,040,794
PEO Actually Paid Compensation Amount	129,352	2,570,942
Kenneth C. Keller [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,304,964)	(4,749,056)
Kenneth C. Keller [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	156,356	1,272,434
Kenneth C. Keller [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,146,488)
Kenneth C. Keller [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(20,093)
Kenneth C. Keller [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	31,266	6,770
David L. Wenner [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		1,291,748	$ 370,536
PEO Actually Paid Compensation Amount		1,291,748	331,452
David L. Wenner [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(374,997)
David L. Wenner [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		374,997
David L. Wenner [Member] | Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(39,084)
Kenneth G. Romanzi [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			5,113,323
PEO Actually Paid Compensation Amount			7,652,148
Kenneth G. Romanzi [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(968,641)
Kenneth G. Romanzi [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			927,702
Kenneth G. Romanzi [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,599,709
Kenneth G. Romanzi [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			548,278
Kenneth G. Romanzi [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			574,201
Kenneth G. Romanzi [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(199,158)
Kenneth G. Romanzi [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			73,860
Kenneth G. Romanzi [Member] | Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(57,438)
Kenneth G. Romanzi [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			40,312
Non-PEO NEO [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(295,510)	(328,744)	(282,252)
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	28,647	89,171	881,547
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(29,484)	161,005	760,115
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,993
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(450,488)	204,831	138,751
Non-PEO NEO [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	13,007	12,346	8,556
Non-PEO NEO [Member] | Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,206)	(18,823)	(104,128)
Non-PEO NEO [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 42,857	$ 41,725	$ 27,615